Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

(i) The components of the income tax expense (benefit) are as follows:

	For the Years Ended March 31,
	2026	2025	2024
Current income tax provision	$17,055	$100,095	$36,392
Deferred income tax provision (benefit)	103,970	9	94,498
Total	$121,025	$100,104	$130,890

Schedule of Deferred Tax Assets and Liabilities

(ii) The following table summarizes deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities:

	As of March 31, 2026	As of March 31, 2025
Allowance for doubtful accounts	$78,654	$76,836
Deferred revenue	89,139	184,875
Net operating loss carry-forwards	384,780	748
Total deferred tax asset	552,573	262,459
Valuation allowance	(384,780)	(1,208)
Deferred tax assets, net	$167,793	$261,251

Schedule of statutory effective tax rate

(iii) The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2026, 2025 and 2024:

	For the Years Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(8.6)%	(10.3)%	(5.3)%
Permanent difference	(2.8)%	-%	-%
Change in valuation allowance	(28.5)%	2.5%	2.0%
Effective tax rate	(14.9)%	17.2%	21.7%

(a)	Distance Learning and are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Huaxia Muke, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu, Guangzhou Huafu Gansu Huafu and Zhihui Xinyu are subject to a favorable tax rate of 5%.

Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Income tax payable	$1,045,219	$992,973
Value added tax payable	7,880	13,950
Other taxes payable	6,464	6,427
Total	$1,059,563	$1,013,350